Annual Total Returns[BarChart] - Vanguard Municipal Cash Management Fund - Investor Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.24%	0.15%	0.15%	0.10%	0.05%	0.03%	0.40%	0.82%	1.43%	1.47%